N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COSEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions State of Connecticut
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions State of Connecticut | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions State of Connecticut | InvescoEquityandIncomeFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions State of Connecticut | MFSMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Premier Solutions State of Connecticut | MFSValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.53%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions State of Connecticut | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.